Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.03650%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,894,983.22

Principal:
Principal Collections	$20,490,231.35
Prepayments in Full	$11,354,837.72
Liquidation Proceeds	$316,782.64
Recoveries	$46,854.01
Sub Total	$32,208,705.72
Collections	$35,103,688.94

Purchase Amounts:
Purchase Amounts Related to Principal	$221,930.66
Purchase Amounts Related to Interest	$1,111.03
Sub Total	$223,041.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,326,730.63

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,326,730.63
Servicing Fee	$594,448.61	$594,448.61	$0.00	$0.00	$34,732,282.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,732,282.02
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$34,732,282.02
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$34,732,282.02
Interest - Class A-3 Notes	$1,649,331.06	$1,649,331.06	$0.00	$0.00	$33,082,950.96
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$32,808,950.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,808,950.96
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$32,635,260.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,635,260.96
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$32,635,260.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,635,260.96
Regular Principal Payment	$30,884,199.43	$30,884,199.43	$0.00	$0.00	$1,751,061.53
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,751,061.53
Residual Released to Depositor	$0.00	$1,751,061.53	$0.00	$0.00	$0.00
Total		$35,326,730.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,884,199.43
Total					$30,884,199.43

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,884,199.43	$56.67	$1,649,331.06	$3.03	$32,533,530.49	$59.70
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$30,884,199.43	$19.56	$2,097,021.06	$1.33	$32,981,220.49	$20.89

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$486,289,256.19	0.8922739	$455,405,056.76	0.8356056
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$645,229,256.19	0.4086471	$614,345,056.76	0.3890870

Pool Information
Weighted Average APR	4.909%	4.923%
Weighted Average Remaining Term	39.16	38.40
Number of Receivables Outstanding	26,734	26,041
Pool Balance	$713,338,334.31	$680,600,453.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$676,808,213.49	$645,924,014.06
Pool Factor	0.4223948	0.4030095

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$34,676,439.24
Targeted Overcollateralization Amount	$66,255,396.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$66,255,396.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$354,098.64
(Recoveries)		45	$46,854.01
Net Loss for Current Collection Period			$307,244.63
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5169%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2251%
Second Prior Collection Period			0.3980%
Prior Collection Period			0.9882%
Current Collection Period			0.5290%
Four Month Average (Current and Prior Three Collection Periods)			0.5351%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,645	$10,066,892.35
(Cumulative Recoveries)			$1,339,424.29
Cumulative Net Loss for All Collection Periods			$8,727,468.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5168%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,119.69
Average Net Loss for Receivables that have experienced a Realized Loss			$5,305.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.33%	243	$9,024,424.70
61-90 Days Delinquent	0.17%	34	$1,146,583.10
91-120 Days Delinquent	0.04%	9	$306,007.72
Over 120 Days Delinquent	0.07%	15	$443,718.05
Total Delinquent Receivables	1.60%	301	$10,920,733.57

Repossession Inventory:
Repossessed in the Current Collection Period		14	$449,383.08
Total Repossessed Inventory		33	$1,324,622.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1596%
Prior Collection Period			0.2020%
Current Collection Period			0.2227%
Three Month Average			0.1948%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2786%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	24

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$3,018,802.73
2 Months Extended	113	$4,300,928.18
3+ Months Extended	33	$1,323,415.46

Total Receivables Extended	223	$8,643,146.37
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer